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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number: ____
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Greywolf Capital Management LP
Address:  4 Manhattanville Road, Suite 201
          Purchase, New York 10577

Form 13F File Number: 28-11771

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan Savitz
Title:   Managing Member of the General Partner of the Reporting Manager
Phone:   (914) 251-8200

Signature, Place, and Date of Signing:

/s/ Jonathan Savitz                 Purchase, New York         February 16, 2010
-------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  11

Form 13F Information Table Value Total:  $91,580
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.      Form 13F File Number     Name

     1        28-11776                 Greywolf Advisors LLC


                                                      FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2                COLUMN 3    COLUMN 4     COLUMN 5          COLUMN 6 COLUMN 7     COLUMN 8
--------                      --------                --------    --------     --------          -------- --------     --------
                                                                   VALUE       SHARES/  SH/ PUT/ INVESTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS          CUSIP      (x $1,000)    PRN AMT  PRN CALL DSCRETN  MANAGERS  SOLE SHARED NONE
--------------                --------------          -----      ----------    -------  --- ---- -------  --------  ---- ------ ----
ARBINET CORP                  COM                     03875P100     2,428      979,960  SH       OTHER     1      979,960
CIT GROUP INC                 COM NEW ADDED           125581801     2,219       80,354  SH       OTHER     1       80,354
CRYSTALLEX INTL CORP          COM                     22942F101     2,261    6,000,000  SH       OTHER     1    6,000,000
GOLD RESV INC                 NOTE 5.50% 6/1          38068NAB4    12,968   19,284,000  PRN      OTHER     1   19,284,000
NAVIOS MARITIME HOLDINGS INC  COM                     Y62196103     7,277    1,202,769  SH       OTHER     1    1,202,769
NAVISTAR INTL CORP NEW        NOTE 3.000% 10/1 ADDED  63934EAL2    29,979   29,000,000  PRN      OTHER     1   29,000,000
NAVISTAR INTL CORP NEW        COM                     63934E108    14,344      371,116  SH       OTHER     1      371,116
PINNACLE AIRL CORP            NOTE 3.25% 2/1          723443AB3     6,312    6,566,607  PRN      OTHER     1    6,566,607
PROTECTION ONE INC            COM NEW                 743663403     4,115      635,088  SH       OTHER     1      635,088
SPDR TR                       UNIT SER 1              78462F103     9,600      150,000  SH  PUT  OTHER     1      150,000
VANTAGE DRILLING COMPANY      *W EXP 05/24/201        G93205121        77      765,964  SH  CALL OTHER     1      765,964
